Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

No provision for federal and state income taxes was required for the three and six months ended June 30, 2020 and 2019 due to the Company’s operating losses and increased deferred tax asset valuation allowance.  At June 30, 2020 and December 31, 2019, the Company had unused net operating loss carry-forwards of approximately $160,154,000 and $156,586,000 respectively, which portions of expire at various dates beginning in 2021.  Some of the Company’s unused net operating loss carryforwards may be subject to annual limitations under certain provisions of the Internal Revenue Code related to “changes in ownership.”

As of June 30, 2020 and December 31, 2019, the deferred tax assets related to the aforementioned carry-forwards have been fully offset by valuation allowances, because significant utilization of such amounts is not presently expected in the foreseeable future.

Deferred tax assets and valuation allowances consist of:

	June 30,	December 31,
	2020	2019

Net Operating Loss Carryforwards	$44,843,000	$43,844,000
Stock Compensation Expense	540,000	1,191,000
Book Tax Differences on Assets and Liabilities	227,000	464,000
Valuation Allowance	(45,610,000)	(45,499,000)

Net Deferred Tax Assets	$-	$-

The Company files income tax returns in the U.S. federal and Maryland state jurisdictions.  Tax years for fiscal 2016 through 2019 are open and potentially subject to examination by the federal and Maryland state taxing authorities.

13. Income Taxes

No provision for federal and state income taxes was required for the years ended December 31, 2019 and 2018 due to the Company’s operating losses and increased deferred tax asset valuation allowance.  At December 31, 2019 and 2018, the Company had unused net operating loss carry-forwards of approximately $156,586,000 and $147,086,000 respectively, portions of which expire at various dates beginning in 2021.  Some of this amount may be subject to annual limitations under certain provisions of the Internal Revenue Code related to “changes in ownership.”

As of December 31, 2019 and 2018, the deferred tax assets related to the aforementioned carry-forwards have been fully offset by valuation allowances, because significant utilization of such amounts is not presently expected in the foreseeable future.

Deferred tax assets and valuation allowances consist of:

	December 31,	December 31,
	2019	2018

Net Operating Loss Carryforwards	$43,844,000	$41,184,000
Stock Compensation Expense	1,191,000	1,608,000
Book Tax Differences on Assets and Liabilities	464,000	195,000
Valuation Allowance	(45,499,000)	(42,987,000)

Net Deferred Tax Assets	$-	$-

The Company files income tax returns in the U.S. federal and Maryland state jurisdictions.  Tax years for fiscal 2016 through 2019 are open and potentially subject to examination by the federal and Maryland state taxing authorities.